Deferred Tax Assets and Liabilities - Tax Credit Carryforwards Expiration Dates (Detail) - Tax credit carryforwards [member] ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 660,670
December 31, 2025 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	7,302
December 31, 2026 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	18,511
December 31, 2027 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	143,815
December 31, 2028 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	88,847
December 31, 2029 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	106,762
December 31, 2030 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	61,506
December 31, 2031 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	77,721
December 31, 2032 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Tax credit carryforwards	₩ 156,206